Commitments, Contingent liabilities and legal proceedings - Indian tax cases and Indian regulatory cases (Details) - 6 months ended Sep. 30, 2019 € in Millions, ₨ in Billions	INR (₨)	EUR (€)	EUR (€)
Vodafone Idea Limited
Contingent liabilities and legal proceedings - Conti
Potential exposure	₨ 84.0	€ 1,100
Indian regulatory case, One time spectrum charges | Vodafone India
Contingent liabilities and legal proceedings - Conti
Amount of one time spectrum charges		€ 525
Minimum | Dispute with Department of Telecommunications (DoT)
Contingent liabilities and legal proceedings - Conti
Estimated liability			€ 3,700
Minimum | Dispute with Department of Telecommunications (DoT) | Vodafone India
Contingent liabilities and legal proceedings - Conti
Estimated liability | ₨	₨ 283.1